SCHEDULE OF SHORT TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Short-term Investment
Time deposits			¥ 43,294
Equity securities with readily determinable fair value (1)	[1]		40,480
Debt security for trading		$ 11,980	¥ 83,774

[1]	As of December 31, 2025, equity securities with readily determinable fair value, previously recorded as long-term investments and consisting primarily of Tencent and Meituan, were reclassified to short-term investments, as the Group intends to sell the investment within the next twelve months. (Note 10)